Fair value	12 Months Ended
Dec. 31, 2025
Fair value
Fair value

20Fair value

Financial assets

The carrying value and fair value of the financial assets as of December 31, 2025, 2024 and 2023 are as follows:

	Carrying value			Fair value
in 000€	2025	2024	2023	2025	2024	2023
Financial assets
Financial assets measured at amortized cost
Trade receivables (current)	54,938	53,052	52,698	54,938	53,052	52,698
Other financial assets (non-current)	408	423	493	408	423	493
Other current non-trade receivables	5,883	7,055	643	5,883	7,055	643
Cash & cash equivalents	133,918	102,304	127,573	133,918	102,304	127,573
Total financial assets measured at amortized cost	195,147	162,834	181,407	195,147	162,834	181,407
Financial assets at fair value through profit or loss
Derivatives	43	—	139
Convertible loan	—	3,994	3,744
Total financial assets measured at fair value through profit and loss	43	3,994	3,883

The fair value of the financial assets has been determined on the basis of the following methods and assumptions:

●	the carrying value of the cash and cash equivalents and the current receivables approximate their fair value due to their short term character;
●	the fair value of the derivatives has been determined based on a mark-to-market analysis prepared by the bank based on observable market inputs (level 2 inputs);
●	other current non-trade receivables are being evaluated on the basis of their credit risk and interest rate. Their fair value is not different from their carrying value on December 31, 2025, 2024 and 2023
●	other non-current financial assets are being evaluated on the basis of their credit risk and interest rate which are considered as level 2 inputs. Their fair value is not considered different from their carrying value given the related interest rate is revised on a regular basis.
●	The convertible loan granted to Fluidda used to be measured at fair value. As of December 31, 2025 the convertible loan granted to Fluidda is no longer outstanding following a full repayment, including capitalized interests of K€1,705, in November 2025. As a result, the carrying amount and fair value of the loan as of year-end are both nil (2024: K€3,994; 2023: K€3,744). The loan had a duration of seven years and carried a 10% annual interest rate (capitalized). The interest income was recognized in profit or loss over the duration of the loan. Because the convertible loan was repaid in full, no Level 3 fair value measurement was performed at December 31, 2025.

Financial liabilities:

The carrying value and fair value of the financial liabilities as of December 31, 2025, 2024 and 2023 can be presented as follows:

	Carrying value			Fair value
in 000€	2025	2024	2023	2025	2024	2023
Financial liabilities measured at amortized cost
Loans & Borrowings including lease liabilities	63,113	41,284	64,398	62,965	39,518	63,062
Trade payables	20,125	23,348	21,196	20,125	23,348	21,196
Other liabilities	232	128	335	232	128	335
Total financial liabilities measured at amortized cost	83,470	64,760	85,929	83,322	62,994	84,593
Financial liabilities measured at fair value
Cash settled share based payments	—	—	—
Derivatives	—	374	—
Total financial liabilities measured at fair value	—	374	—
Total non-current	52,789	28,286	38,915
Total current	30,681	36,474	47,014

The fair value of the financial liabilities has been determined on the basis of the following methods and assumptions:

●	The carrying value of current liabilities approximates their fair value due to the short term character of these instruments;
●	Loans and borrowings are evaluated based on their interest rates and maturity date. Most interest bearing debts have fixed interest rates and the fair value of loans and borrowings is subject to changes in interest rates and individual creditworthiness;
●	The fair value of the derivatives has been determined based on a mark-to-market analysis prepared by the bank based on observable market inputs (level 2 inputs);
●	The fair value of the written put option on non-controlling interest has been determined based on the present value of the redemption amount (level 3 inputs);
●	The fair value of the cash-settled share based payments has been determined based on a Black-Scholes model using inputs that are level 1 (stock-price and risk-free interest rate) as well as level 2 (e.g. volatility). We refer to Note 14.

Fair value hierarchy

The Group uses the following hierarchy for determining and disclosing the fair value of financial instruments by valuation technique:

●	Level 1: quoted (unadjusted) prices in active markets for identical assets and liabilities;
●	Level 2: other techniques for which all inputs which have a significant effect on the recorded fair value are observable, either directly or indirectly; and
●	Level 3: techniques which use inputs that have a significant effect on the recorded fair value and that are not based on observable market data.

Fair value hierarchy 3 evolution

Convertible Loan Fluidda	Fair Value Evolution
in 000€	2025	2024	2023
As of 1 January,	3,994	3,744	3,494
Remeasurement	—	—	—
Repayment	(4,205)	—	—
Capitalized interest	211	250	250
As of 31 December,	—	3,994	3,744